CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 3,702,387	$ 521,470	¥ 3,820,378	¥ 4,025,279
Cost of revenues	(3,535,778)	(498,004)	(3,567,690)	(3,849,682)
Operating expenses:
General and administrative	(184,336)	(25,963)	(213,592)	(240,749)
Research and development	(12,378)	(1,743)	(12,540)	(20,122)
(Loss)/gain on disposal of assets, net	22,317	3,143	13,975	(2,564)
Goodwill impairment	0		(4,882)	(51,971)
Total operating expenses	(174,397)	(24,563)	(217,039)	(315,406)
Operating (loss)/income	(7,788)	(1,097)	35,649	(139,809)
Interest income	1,047	147	690	644
Interest expense	(4,882)	(688)	(5,683)	(7,026)
Other (loss)/income, net	16,704	2,353	(26,068)	(33,964)
Foreign exchange gain				952
(Loss)/income before income tax	5,081	715	4,588	(179,203)
Income tax (expense)/benefit	927	131	(21,002)	(12,027)
Net (loss)/income	6,008	846	(16,414)	(191,230)
Net loss/(income) attributable to non-controlling interests	(2,674)	(377)	3,284	33,323
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	¥ 3,334	$ 469	¥ (13,130)	¥ (157,907)
(Loss)/earnings per share:
Basic | (per share)	¥ 0.06	$ 0.01	¥ (0.23)	¥ (3.60)
Diluted | (per share)	¥ 0.06	$ 0.01	¥ (0.23)	¥ (3.60)
Shares used in (loss)/earnings per share computation:
Basic | shares	55,534,919	55,534,919	56,007,723	43,914,204
Diluted | shares	55,534,919	55,534,919	56,007,723	43,914,204
Other comprehensive (loss)/income:
Profit and loss from fair value change through other comprehensive income, net of tax				¥ (85)
Foreign currency translation adjustment	¥ 2,188	$ 308	¥ 14,130	(3,331)
Comprehensive (loss)/income	8,196	1,154	(2,284)	(194,646)
Comprehensive loss/(income) attributable to non-controlling interests	(2,674)	(377)	3,284	33,323
Comprehensive (loss)/income attributable to ordinary shareholders of Quhuo Limited	¥ 5,522	$ 777	¥ 1,000	¥ (161,323)